Property and Equipment, Net (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 939	¥ 985